Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain measures of the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with corporate performance, please refer to the section of this proxy statement entitled “Compensation Discussion and Analysis” (“CD&A”).
The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers
(“non-PEO
NEOs”) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “Compensation Actually Paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Avg. Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Revenue
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$2,872,145	$26,188,077	$17,105,036	$25,236,315	$721	$163	$3,511	$9,006

2024	$8,949,403	$62,201,559	$10,891,249	$27,045,747	$608	$141	$2,852	$7,003

2023	$15,561,987	$63,914,394	$4,918,724	$20,487,088	$324	$124	$2,087	$5,860

2022	$10,735,887	$3,171,085	$3,285,597	($785,576)	$167	$109	$1,352	$4,381

2021	$15,993,632	$65,318,255	$4,157,062	$25,133,973	$198	$121	$841	$2,948
Column (b)
Represents the total compensation reported for our CEO, Jayshree Ullal, in the Summary Compensation Table for each listed year. Ms. Ullal served as our CEO (PEO) for each year presented.
Column (c)
Represents the amount of CAP for a particular year, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year.
To calculate CAP, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table as follows:

2025

Summary Compensation Table Total	$2,872,145
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,262,785)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,401,581
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$18,556,566
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,620,571
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—

Compensation Actually Paid	$26,188,077

Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-
performance rules are not relevant to our analysis and no adjustments have been made.
For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using consistent assumption methodologies used to calculate the grant date fair value of awards, and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
Column (d)
Represents the average of the total compensation reported for our non-PEO
NEOs in the Summary Compensation Table for each listed year. The non-PEO
NEOs in each year were as follows:
2025: Chantelle Breithaupt; Kenneth Duda; Todd Nightingale; Marc Taxay
2024: Chantelle Breithaupt; Ita Brennan; Kenneth Duda; John McCool; Anshul Sadana; Marc Taxay
2023: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2022: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2021: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
Column (e)
Represents the average amount of CAP for a particular Covered Year, as computed in accordance with SEC rules, to our non-PEO
NEOs. The dollar amounts do not reflect the actual amounts of compensation paid to our non-PEO
NEOs during the applicable year.
To calculate the average CAP payable to our
non-PEO
NEOs, the following amounts were deducted from and added to the “Total” compensation amount for such non-PEO
NEOs reflected in each year’s Summary Compensation Table as follows:

2025

Summary Compensation Table Total	$17,105,036
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($16,711,162)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$22,070,693
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,194,331
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($422,584)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—

Compensation Actually Paid	$25,236,315
The assumptions used for determining the fair values shown in this table are materially consistent with those described in the note regarding Column (c).
Column (f)
Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Because listed fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Column (g)
The peer group utilized in the table above is the NYSE Composite Index, as used in the company’s performance graph in our annual report. For each listed fiscal year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Column (h)
The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
Column (i)
In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the company in 2025 to link compensation actually paid to performance. The dollar amounts reported are the Company’s gross revenues (in millions) as reflected in the Company’s audited financial statements.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Represents the average of the total compensation reported for our non-PEO
NEOs in the Summary Compensation Table for each listed year. The non-PEO
NEOs in each year were as follows:
2025: Chantelle Breithaupt; Kenneth Duda; Todd Nightingale; Marc Taxay
2024: Chantelle Breithaupt; Ita Brennan; Kenneth Duda; John McCool; Anshul Sadana; Marc Taxay
2023: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2022: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay
2021: Ita Brennan; Kenneth Duda; Anshul Sadana; Marc Taxay

Peer Group Issuers, Footnote	The peer group utilized in the table above is the NYSE Composite Index, as used in the company’s performance graph in our annual report. For each listed fiscal year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 2,872,145	$ 8,949,403	$ 15,561,987	$ 10,735,887	$ 15,993,632
PEO Actually Paid Compensation Amount	$ 26,188,077	62,201,559	63,914,394	3,171,085	65,318,255
Adjustment To PEO Compensation, Footnote
To calculate CAP, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table as follows:

2025

Summary Compensation Table Total	$2,872,145
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,262,785)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$5,401,581
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$18,556,566
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,620,571
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—

Compensation Actually Paid	$26,188,077

Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-
performance rules are not relevant to our analysis and no adjustments have been made.
For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using consistent assumption methodologies used to calculate the grant date fair value of awards, and for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 17,105,036	10,891,249	4,918,724	3,285,597	4,157,062
Non-PEO NEO Average Compensation Actually Paid Amount	$ 25,236,315	27,045,747	20,487,088	(785,576)	25,133,973
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the average CAP payable to our
non-PEO
NEOs, the following amounts were deducted from and added to the “Total” compensation amount for such non-PEO
NEOs reflected in each year’s Summary Compensation Table as follows:

2025

Summary Compensation Table Total	$17,105,036
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($16,711,162)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$22,070,693
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,194,331
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($422,584)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—

Compensation Actually Paid	$25,236,315
	The assumptions used for determining the fair values shown in this table are materially consistent with those described in the note regarding Column (c).
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Ver sus Revenue
Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group Cumulative TSR
Tabular List, Table
TABULAR LIST OF PERFORMANCE MEASURES
The following table identifies the most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” to our CEO and other NEOs in 2025, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A.

Most Important Performance Measures

Revenue

Non-GAAP Operating Income

Non-GAAP Gross Margin

Compound Annual Growth Rate of Revenue

Total Shareholder Return Amount	$ 721	608	324	167	198
Peer Group Total Shareholder Return Amount	163	141	124	109	121
Net Income (Loss)	$ 3,511	$ 2,852	$ 2,087	$ 1,352	$ 841
Company Selected Measure Amount	9,006,000,000	7,003,000,000	5,860,000,000	4,381,000,000	2,948,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Compound Annual Growth Rate of Revenue
Jayshree Ullal [Member]
Pay vs Performance Disclosure
PEO Name	Jayshree Ullal
Ms. Ullal [Member]
Pay vs Performance Disclosure
PEO Name	Ms. Ullal
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,401,581
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,556,566
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,620,571
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,262,785)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,070,693
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,194,331
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(422,584)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,711,162)